Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Mar. 31, 2023	Jun. 30, 2022
Current
Cash and cash equivalents	$ 234,942	$ 437,807
Restricted cash	65,900	50,972
Accounts receivable	41,308	46,995
Income taxes receivable	37	57
Marketable securities	0	1,331
Biological assets	22,690	23,827
Inventory	106,132	116,098
Prepaids and other current assets	8,280	6,539
Assets held for sale	638	61,495
Current assets	479,927	745,121
Property, plant and equipment	322,969	233,465
Derivatives	7,249	26,283
Deposits and other long-term assets	15,786	3,150
Investments in associates and joint ventures	0	1,207
Lease receivable	6,496	4,434
Intangible assets	59,680	70,696
Goodwill	18,715	0
Deferred tax assets	15,500	0
Total assets	926,322	1,084,356
Current
Accounts payable and accrued liabilities	75,825	69,874
Income taxes payable	161	167
Deferred revenue	1,739	3,850
Convertible debentures	132,571	26,854
Loans and borrowings	9,571	0
Lease liabilities	5,413	6,150
Provisions	4,453	5,410
Other current liabilities	12,572	12,564
Liabilities held for sale	0	5,988
Current liabilities	242,305	130,857
Convertible debentures	0	199,650
Long-term portion	36,163	0
Lease liabilities	43,804	36,837
Derivative liability	9,634	37,297
Contingent consideration payable	12,487	14,371
Other long-term liability	48,047	128
Deferred tax liability	16,745	2,862
Total liabilities	409,185	422,002
Shareholders’ equity
Share capital	6,841,234	6,754,626
Reserves	154,040	157,213
Accumulated other comprehensive loss	(212,365)	(211,721)
Deficit	(6,296,833)	(6,038,275)
Total equity attributable to Aurora shareholders	486,076	661,843
Non-controlling interests	31,061	511
Total equity	517,137	662,354
Total liabilities and equity	$ 926,322	$ 1,084,356